Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Global Allocation Fund, Inc.
Entity Central Index Key	0000834237
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000172904
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Class K shares returned 21.76%.

  For the same period, the Fund’s benchmark, the FTSE World Index returned 33.25% and the Reference Benchmark (a custom blended benchmark, consisting of 36% S&P 500 Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index), returned 20.50%.

What contributed to performance?

In equities, holdings within the information technology, industrials, communication services and financials sectors contributed to absolute performance. Positions in investment grade and high yield corporate bonds positively impacted return in fixed income, along with holdings of securitized assets. Holdings in gold-related securities were additive as well.

The Fund’s weighting in cash and cash equivalents was approximately 5% of net assets at the close of the period. The cash position helped manage portfolio volatility and served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.

The Fund uses derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives in aggregate added to performance in the annual period.

What detracted from performance?

In equities, holdings within the healthcare sector detracted, as did the use of interest rate derivatives within fixed income.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	21.76%	5.60%	7.95%
FTSE World Index...
	33.25	12.04	13.27
Reference Benchmark...
	20.50	6.77	8.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 17,228,498,631
Holdings Count | Holding	3,339
Advisory Fees Paid, Amount	$ 120,853,582
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

C000005794
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$162	1.46%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Class R shares returned 20.91%.

  For the same period, the Fund’s benchmark, the FTSE World Index returned 33.25% and the Reference Benchmark (a custom blended benchmark, consisting of 36% S&P 500 Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index), returned 20.50%.

What contributed to performance?

In equities, holdings within the information technology, industrials, communication services and financials sectors contributed to absolute performance. Positions in investment grade and high yield corporate bonds positively impacted return in fixed income, along with holdings of securitized assets. Holdings in gold-related securities were additive as well.

The Fund’s weighting in cash and cash equivalents was approximately 5% of net assets at the close of the period. The cash position helped manage portfolio volatility and served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.

The Fund uses derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives in aggregate added to performance in the annual period.

What detracted from performance?

In equities, holdings within the healthcare sector detracted, as did the use of interest rate derivatives within fixed income.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	20.91%	4.86%	7.21%
FTSE World Index...
	33.25	12.04	13.27
Reference Benchmark...
	20.50	6.77	8.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 17,228,498,631
Holdings Count | Holding	3,339
Advisory Fees Paid, Amount	$ 120,853,582
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

C000005793
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MALOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$94	0.84%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Institutional shares returned 21.62%.

  For the same period, the Fund’s benchmark, the FTSE World Index returned 33.25% and the Reference Benchmark (a custom blended benchmark, consisting of 36% S&P 500 Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index), returned 20.50%.

What contributed to performance?

In equities, holdings within the information technology, industrials, communication services and financials sectors contributed to absolute performance. Positions in investment grade and high yield corporate bonds positively impacted return in fixed income, along with holdings of securitized assets. Holdings in gold-related securities were additive as well.

The Fund’s weighting in cash and cash equivalents was approximately 5% of net assets at the close of the period. The cash position helped manage portfolio volatility and served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.

The Fund uses derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives in aggregate added to performance in the annual period.

What detracted from performance?

In equities, holdings within the healthcare sector detracted, as did the use of interest rate derivatives within fixed income.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	21.62%	5.50%	7.86%
FTSE World Index...
	33.25	12.04	13.27
Reference Benchmark...
	20.50	6.77	8.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 17,228,498,631
Holdings Count | Holding	3,339
Advisory Fees Paid, Amount	$ 120,853,582
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

C000005790
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$119	1.08%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Investor A Shares returned 21.35%.

  For the same period, the Fund’s benchmark, the FTSE World Index returned 33.25% and the Reference Benchmark (a custom blended benchmark, consisting of 36% S&P 500 Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index), returned 20.50%.

What contributed to performance?

In equities, holdings within the information technology, industrials, communication services and financials sectors contributed to absolute performance. Positions in investment grade and high yield corporate bonds positively impacted return in fixed income, along with holdings of securitized assets. Holdings in gold-related securities were additive as well.

The Fund’s weighting in cash and cash equivalents was approximately 5% of net assets at the close of the period. The cash position helped manage portfolio volatility and served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.

The Fund uses derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives in aggregate added to performance in the annual period.

What detracted from performance?

In equities, holdings within the healthcare sector detracted, as did the use of interest rate derivatives within fixed income.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	21.35%	5.24%	7.59%
Investor A Shares (with sales charge)...
	14.98	4.11	7.01
FTSE World Index...
	33.25	12.04	13.27
Reference Benchmark...
	20.50	6.77	8.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 17,228,498,631
Holdings Count | Holding	3,339
Advisory Fees Paid, Amount	$ 120,853,582
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

C000005792
Shareholder Report [Line Items]
Fund Name	BlackRock Global Allocation Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$208	1.89%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended April 30, 2026, the Fund's Investor C Shares returned 20.37%.

  For the same period, the Fund’s benchmark, the FTSE World Index returned 33.25% and the Reference Benchmark (a custom blended benchmark, consisting of 36% S&P 500 Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index), returned 20.50%.

What contributed to performance?

In equities, holdings within the information technology, industrials, communication services and financials sectors contributed to absolute performance. Positions in investment grade and high yield corporate bonds positively impacted return in fixed income, along with holdings of securitized assets. Holdings in gold-related securities were additive as well.

The Fund’s weighting in cash and cash equivalents was approximately 5% of net assets at the close of the period. The cash position helped manage portfolio volatility and served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.

The Fund uses derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives in aggregate added to performance in the annual period.

What detracted from performance?

In equities, holdings within the healthcare sector detracted, as did the use of interest rate derivatives within fixed income.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	20.37%	4.41%	6.93%
Investor C Shares (with sales charge)...
	19.37	4.41	6.93
FTSE World Index...
	33.25	12.04	13.27
Reference Benchmark...
	20.50	6.77	8.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 17,228,498,631
Holdings Count | Holding	3,339
Advisory Fees Paid, Amount	$ 120,853,582
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund statistics